Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	AcuityAds Holdings Inc.
Document, Type	40-F
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2022
Entity, File Number	001-40469
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity, Incorporation, State or Country Code	A6
Entity, Address, Address Line One	70 University Ave., Suite 1200
Entity, Address, City or Town	Toronto
Entity, Address, State or Province	ON
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	M5J 2M4
City Area Code	416
Local Phone Number	218-9888
Title of 12(b) Security	Common Shares
Trading Symbol	ATY
Security Exchange Name	NASDAQ
Entity, Common Stock Shares, Outstanding	56,808,921
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	271
Amendment Flag	false
Entity Central Index Key	0001861233
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line One	28 Liberty St.
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System